Equity (Change In ETE Common Units) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Number of Common Units, beginning of period	222,972,708	222,941,172		222,898,248
Issuance of restricted Common Units under long-term incentive plans	740	31,536	42,924
Number of Common Units, end of period	279,955,608	222,972,708	222,941,172	222,898,248
SUG Merger [Member]
Business Acquisition Units Acquired			0